Finishing Touches Home Goods Inc.

3420 E. Shea Boulevard, Suite 200

Phoenix, AZ 85028

June 3, 2011

U.S. Securities & Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, D.C. 20549-3561

Attn:   Mr. Mark P. Shuman, Legal Branch Chief

Re:      Finishing Touches Home Goods Inc.

            Amendment #2 to the Form S-1

            Filed May 17, 2011

            File No. 333-172440

Dear Mr. Shuman,

Further to your letter dated June 2, 2011 concerning the deficiencies in the amendment #2 to our registration statement on Form S-1, we provide the following responses:

              Risk Factors

              We will incur increased costs as a result of being a public company…. page 5

1.             In the paragraph under this heading you state that you will be a “fully reporting company”, an assertion that conflicts with the disclosure on page 7 where you state that you will be subject to Section 15(d) reporting requirements and as a consequence are exempt from various obligations imposed on fully reporting companies. Please reconcile the conflicting statements.

    We have amended our disclosure on page 5 as required.

Best regards,

/s/ Nikolay Koval

Nikolay Koval

President

Finishing Touches Home Goods Inc.